UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5018

Legg Mason Partners Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT SERIES

LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO

LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME PORTFOLIO

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

FORM N-Q

JANUARY 31, 2007

LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited)	January 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 21.0%
Auto Components - 0.4%
2,420	BorgWarner Inc.	$165,867

Diversified Consumer Services - 1.0%
37,500	ServiceMaster Co.	489,375

Hotels, Restaurants & Leisure - 3.9%
3,000	Panera Bread Co.*	176,880
3,800	PF Chang’s China Bistro Inc.*	150,518
20,550	Shuffle Master Inc.*	546,835
5,300	Station Casinos Inc.	440,960
13,600	WMS Industries Inc.*	539,376

	Total Hotels, Restaurants & Leisure	1,854,569

Household Durables - 1.8%
2,980	Black & Decker Corp.	260,094
3,170	Mohawk Industries Inc.*	261,272
9,100	Toll Brothers Inc.*	307,853

	Total Household Durables	829,219

Internet & Catalog Retail - 4.2%
26,800	Amazon.com Inc.*	1,009,556
16,900	IAC/InterActiveCorp.*	648,960
7,100	VistaPrint Ltd.*	305,939

	Total Internet & Catalog Retail	1,964,455

Media - 2.6%
2,300	R.H. Donnelley Corp.	153,134
39,500	Time Warner Inc.	863,865
9,200	Warner Music Group Corp.	197,248

	Total Media	1,214,247

Specialty Retail - 7.1%
9,000	Bebe Stores Inc.	166,680
11,930	Bed Bath & Beyond Inc.*	503,327
14,300	Charming Shoppes Inc.*	187,616
9,700	Dick’s Sporting Goods Inc.*	499,453
5,000	DSW Inc., Class A Shares*	200,450
22,300	Home Depot Inc.	908,502
12,500	Pacific Sunwear of California Inc.*	245,000
5,200	Sherwin-Williams Co.	359,320
12,200	Urban Outfitters Inc.*	297,680

	Total Specialty Retail	3,368,028

	TOTAL CONSUMER DISCRETIONARY	9,885,760

CONSUMER STAPLES - 7.1%
Beverages - 3.4%
15,700	Coca-Cola Co.	751,716
1,800	Molson Coors Brewing Co., Class B Shares	145,440
10,900	PepsiCo Inc.	711,116

	Total Beverages	1,608,272

Food Products - 1.7%
14,950	Wm. Wrigley Jr. Co.	770,224

Household Products - 2.0%
14,622	Procter & Gamble Co.	948,529

	TOTAL CONSUMER STAPLES	3,327,025

ENERGY - 3.7%
Energy Equipment & Services - 2.2%
3,000	Atwood Oceanics Inc.*	145,110
7,200	FMC Technologies Inc.*	445,896

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
Energy Equipment & Services continued - 2.2%
16,400	Input/Output Inc.*	$224,516
6,400	Nabors Industries Ltd.*	193,792

	Total Energy Equipment & Services	1,009,314

Oil, Gas & Consumable Fuels - 1.5%
5,850	Murphy Oil Corp.	290,804
10,150	Newfield Exploration Co.*	434,521

	Total Oil, Gas & Consumable Fuels	725,325

	TOTAL ENERGY	1,734,639

FINANCIALS - 15.5%
Capital Markets - 5.7%
3,750	Affiliated Managers Group Inc.*	417,750
2,600	Bear Stearns Cos. Inc.	428,610
6,900	Investment Technology Group Inc.*	300,840
14,300	Merrill Lynch & Co. Inc.	1,337,908
8,700	optionsXpress Holdings Inc.	206,625

	Total Capital Markets	2,691,733

Commercial Banks - 1.1%
6,700	East-West Bancorp Inc.	257,280
7,500	Western Alliance Bancorp*	252,000

	Total Commercial Banks	509,280

Consumer Finance - 0.5%
8,340	Nelnet Inc., Class A Shares*	230,768

Insurance - 5.2%
2,404	Allied World Assurance Holdings Ltd.	102,410
13,200	American International Group Inc.	903,540
304	Berkshire Hathaway Inc., Class B Shares*	1,114,874
4,800	Cincinnati Financial Corp.	214,752
6,225	Old Republic International Corp.	138,818

	Total Insurance	2,474,394

Real Estate Investment Trusts (REITs) - 1.4%
2,500	Alexandria Real Estate Equities Inc.	270,900
6,500	FelCor Lodging Trust Inc.	143,455
19,060	Spirit Finance Corp.	238,631

	Total Real Estate Investment Trusts (REITs)	652,986

Thrifts & Mortgage Finance - 1.6%
21,900	Hudson City Bancorp Inc.	301,563
2,800	MGIC Investment Corp.	172,816
5,700	PMI Group Inc.	272,574

	Total Thrifts & Mortgage Finance	746,953

	TOTAL FINANCIALS	7,306,114

HEALTH CARE - 17.9%
Biotechnology - 7.7%
15,200	Amgen Inc.*	1,069,624
14,200	Biogen Idec Inc.*	686,428
10,600	Genentech Inc.*	926,122
7,600	ImClone Systems Inc.*	223,896
9,000	MedImmune Inc.*	311,940
11,100	Vertex Pharmaceuticals Inc.*	392,385

	Total Biotechnology	3,610,395

Health Care Equipment & Supplies - 2.5%
6,800	AngioDynamics Inc.*	179,520
5,600	Gen-Probe Inc.*	289,632
9,400	ResMed Inc.*	494,252

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
Health Care Equipment & Supplies continued - 2.5%
4,600	Thermo Fisher Scientific Inc.*	$220,110

	Total Health Care Equipment & Supplies	1,183,514

Health Care Providers & Services - 4.7%
17,300	Allscripts Healthcare Solutions Inc.*	529,380
2,925	Coventry Health Care Inc.*	150,784
8,500	Eclipsys Corp.*	166,600
3,200	Health Net Inc.*	155,872
1,900	LCA-Vision Inc.	73,568
6,600	Pediatrix Medical Group Inc.*	346,764
6,100	Sierra Health Services Inc.*	245,220
11,200	VCA Antech Inc.*	376,544
2,500	WellCare Health Plans Inc.*	193,700

	Total Health Care Providers & Services	2,238,432

Life Sciences Tools & Services - 0.5%
7,700	Parexel International Corp.*	252,175

Pharmaceuticals - 2.5%
11,900	Elan Corp. PLC, ADR*	148,155
9,400	MGI Pharma Inc.*	180,668
32,100	Pfizer Inc.	842,304

	Total Pharmaceuticals	1,171,127

	TOTAL HEALTH CARE	8,455,643

INDUSTRIALS - 6.7%
Aerospace & Defense - 1.5%
6,200	Armor Holdings Inc.*	375,100
4,200	L-3 Communications Holdings Inc.	345,828

	Total Aerospace & Defense	720,928

Commercial Services & Supplies - 1.3%
5,700	Geo Group Inc.*	249,774
9,520	R.R. Donnelley & Sons Co.	353,192

	Total Commercial Services & Supplies	602,966

Electrical Equipment - 1.0%
9,680	Roper Industries Inc.	502,586

Machinery - 2.5%
10,800	AGCO Corp.*	366,876
4,500	Eaton Corp.	352,575
5,000	Mueller Industries Inc.	162,850
3,400	Parker Hannifin Corp.	281,384

	Total Machinery	1,163,685

Trading Companies & Distributors - 0.4%
4,300	MSC Industrial Direct Co. Inc., Class A Shares	185,717

	TOTAL INDUSTRIALS	3,175,882

INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 5.8%
34,500	Cisco Systems Inc.*	917,355
19,400	Comverse Technology Inc.*	375,390
20,000	Foundry Networks Inc.*	289,400
21,100	Juniper Networks Inc.*	382,332
40,200	Motorola Inc.	797,970

	Total Communications Equipment	2,762,447

Computers & Peripherals - 1.7%
3,000	Lexmark International Inc., Class A Shares*	189,090
18,800	Palm Inc.*	260,004
8,800	Rackable Systems Inc.*	168,080

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
Computers & Peripherals continued - 1.7%
10,500	Western Digital Corp.*	$205,800

	Total Computers & Peripherals	822,974

Electronic Equipment & Instruments - 2.0%
17,850	Benchmark Electronics Inc.*	404,302
9,800	Trimble Navigation Ltd.*	554,484

	Total Electronic Equipment & Instruments	958,786

Internet Software & Services - 3.3%
24,400	eBay Inc.*	790,316
7,900	j2 Global Communications Inc.*	209,192
19,300	Yahoo! Inc.*	546,383

	Total Internet Software & Services	1,545,891

IT Services - 1.7%
2,800	Fidelity National Information Services Inc.	119,056
31,400	MPS Group Inc.*	470,372
6,500	Sabre Holdings Corp., Class A Shares	210,015

	Total IT Services	799,443

Semiconductors & Semiconductor Equipment - 5.5%
15,000	Agere Systems Inc.*	302,100
6,400	Diodes Inc.*	234,688
7,500	FormFactor Inc.*	304,875
24,600	Intel Corp.	515,616
9,190	MEMC Electronic Materials Inc.*	481,556
23,800	Texas Instruments Inc.	742,322

	Total Semiconductors & Semiconductor Equipment	2,581,157

Software - 5.1%
11,200	Check Point Software Technologies Ltd.*	267,232
16,800	Concur Technologies Inc.*	252,840
13,300	Electronic Arts Inc.*	665,000
29,500	Microsoft Corp.	910,370
20,000	Quest Software Inc.*	298,600

	Total Software	2,394,042

	TOTAL INFORMATION TECHNOLOGY	11,864,740

MATERIALS - 1.0%
Chemicals - 0.5%
4,300	Cytec Industries Inc.	250,346

Metals & Mining - 0.5%
6,900	Compass Minerals International Inc.	214,107

	TOTAL MATERIALS	464,453

UTILITIES - 1.2%
Multi-Utilities - 1.2%
7,950	SCANA Corp.	323,724
4,500	Sempra Energy	258,210

	TOTAL UTILITIES	581,934

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $37,443,061)	46,796,190

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 2.1%
Repurchase Agreement - 2.1%
$993,000	Interest in $535,536,000 joint tri-party repurchase agreement dated 1/31/07 with Deutsche Bank Securities Inc., 5.260% due 2/1/07; Proceeds at maturity - $993,145; (Fully collateralized by various U.S. government agency obligations, 0.000% to 14.299% due 11/25/15 to 2/25/37; Market value - $1,012,860) (Cost - $993,000)	$993,000

	TOTAL INVESTMENTS - 101.3% (Cost - $38,436,061#)	47,789,190
	Liabilities in Excess of Other Assets - (1.3)%	(616,598)

	TOTAL NET ASSETS - 100.0%	$47,172,592

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 92.0%
CONSUMER DISCRETIONARY - 5.7%
Hotels, Restaurants & Leisure - 1.1%
19,721	McDonald’s Corp.	$874,626

Media - 2.8%
15,200	News Corp., Class B Shares	371,640
69,300	Pearson PLC	1,089,869
12,870	Regal Entertainment Group, Class A Shares	289,575
22,800	Time Warner Inc.	498,636

	Total Media	2,249,720

Specialty Retail - 1.8%
45,300	Gap Inc.	868,401
12,799	Home Depot Inc.	521,431

	Total Specialty Retail	1,389,832

	TOTAL CONSUMER DISCRETIONARY	4,514,178

CONSUMER STAPLES - 11.0%
Beverages - 1.6%
11,400	Coca-Cola Co.	545,832
11,397	PepsiCo Inc.	743,540

	Total Beverages	1,289,372

Food & Staples Retailing - 2.3%
37,800	Wal-Mart Stores Inc.	1,802,682

Food Products - 3.7%
9,900	Cadbury Schweppes PLC, ADR	448,866
11,250	Campbell Soup Co.	432,900
8,600	General Mills Inc.	492,264
8,600	H.J. Heinz Co.	405,232
42,161	Unilever PLC, ADR	1,151,417

	Total Food Products	2,930,679

Household Products - 3.4%
27,906	Kimberly-Clark Corp.	1,936,677
11,400	Procter & Gamble Co.	739,518

	Total Household Products	2,676,195

	TOTAL CONSUMER STAPLES	8,698,928

ENERGY - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
7,200	BP PLC, ADR	457,272
27,946	Chevron Corp.	2,036,704
42,842	Exxon Mobil Corp.	3,174,592
6,708	Spectra Energy Corp.*	175,213

	TOTAL ENERGY	5,843,781

EXCHANGE TRADED FUND - 0.5%
11,400	Health Care Select Sector SPDR Fund	393,414

FINANCIALS - 15.0%
Capital Markets - 2.8%
4,300	Bank of New York Co. Inc.	172,043
12,100	Merrill Lynch & Co. Inc.	1,132,076
14,526	UBS AG	915,283

	Total Capital Markets	2,219,402

Commercial Banks - 3.0%
10,400	Wachovia Corp.	587,600
49,146	Wells Fargo & Co.	1,765,324

	Total Commercial Banks	2,352,924

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
FINANCIALS - 15.0% (continued)
Consumer Finance - 0.6%
8,500	American Express Co.	$494,870

Diversified Financial Services - 5.5%
37,678	Bank of America Corp.	1,981,110
47,141	JPMorgan Chase & Co.	2,400,891

	Total Diversified Financial Services	4,382,001

Insurance - 2.4%
25,842	Chubb Corp.	1,344,818
200	Hartford Financial Services Group Inc.	18,982
4,300	Marsh & McLennan Cos. Inc.	126,850
8,500	St. Paul Travelers Cos. Inc.	432,225

	Total Insurance	1,922,875

Real Estate Investment Trusts (REITs) - 0.4%
20,200	Annaly Mortgage Management Inc.	278,356

Thrifts & Mortgage Finance - 0.3%
14,300	Hudson City Bancorp Inc.	196,911

	TOTAL FINANCIALS	11,847,339

HEALTH CARE - 12.9%
Health Care Equipment & Supplies - 0.9%
13,392	Baxter International Inc.	665,046

Pharmaceuticals - 12.0%
36,756	Abbott Laboratories	1,948,068
7,125	Bristol-Myers Squibb Co.	205,129
10,175	Eli Lilly & Co.	550,671
20,494	GlaxoSmithKline PLC, ADR	1,109,340
33,450	Johnson & Johnson	2,234,460
10,000	Novartis AG, ADR	576,900
51,857	Pfizer Inc.	1,360,728
30,305	Wyeth	1,497,370

	Total Pharmaceuticals	9,482,666

	TOTAL HEALTH CARE	10,147,712

INDUSTRIALS - 17.1%
Aerospace & Defense - 5.2%
47,882	Honeywell International Inc.	2,187,729
12,800	Raytheon Co.	664,320
18,600	United Technologies Corp.	1,265,172

	Total Aerospace & Defense	4,117,221

Air Freight & Logistics - 0.5%
5,700	United Parcel Service Inc., Class B Shares	411,996

Building Products - 0.5%
11,300	Masco Corp.	361,487

Commercial Services & Supplies - 2.6%
12,750	Pitney Bowes Inc.	610,343
14,300	R.R. Donnelley & Sons Co.	530,530
24,200	Waste Management Inc.	919,116

	Total Commercial Services & Supplies	2,059,989

Electrical Equipment - 2.8%
2,900	Cooper Industries Ltd., Class A Shares	265,031
41,420	Emerson Electric Co.	1,862,657
2,500	Hubbell Inc., Class B Shares	120,500

	Total Electrical Equipment	2,248,188

Industrial Conglomerates - 5.5%
11,400	3M Co.	847,020
81,225	General Electric Co.	2,928,161

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
Industrial Conglomerates - 5.5% (continued)
17,100	Tyco International Ltd.	$545,148

	Total Industrial Conglomerates	4,320,329

	TOTAL INDUSTRIALS	13,519,210

INFORMATION TECHNOLOGY - 7.5%
Computers & Peripherals - 1.4%
11,430	International Business Machines Corp.	1,133,285

IT Services - 1.1%
18,500	Automatic Data Processing Inc.	882,820

Semiconductors & Semiconductor Equipment - 2.2%
14,200	Intel Corp.	297,632
13,200	Linear Technology Corp.	408,540
90,800	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	990,628

	Total Semiconductors & Semiconductor Equipment	1,696,800

Software - 2.8%
72,621	Microsoft Corp.	2,241,084

	TOTAL INFORMATION TECHNOLOGY	5,953,989

MATERIALS - 8.1%
Chemicals - 5.2%
23,155	Dow Chemical Co.	961,859
50,800	E.I. du Pont de Nemours & Co.	2,517,648
9,980	PPG Industries Inc.	661,574

	Total Chemicals	4,141,081

Metals & Mining - 1.1%
25,644	Alcoa Inc.	828,301

Paper & Forest Products - 1.8%
18,688	Weyerhaeuser Co.	1,401,600

	TOTAL MATERIALS	6,370,982

TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.1%
11,300	AT&T Inc.	425,219
10,000	Embarq Corp.	555,100
37,919	Verizon Communications Inc.	1,460,640

	Total Diversified Telecommunication Services	2,440,959

Wireless Telecommunication Services - 1.6%
44,187	Vodafone Group PLC, ADR	1,298,655

	TOTAL TELECOMMUNICATION SERVICES	3,739,614

UTILITIES - 2.1%
Electric Utilities - 1.3%
13,416	Duke Energy Corp.	264,161
12,800	FPL Group Inc.	725,120

	Total Electric Utilities	989,281

Multi-Utilities - 0.8%
4,300	Ameren Corp.	228,373
17,200	NiSource Inc.	409,360

	Total Multi-Utilities	637,733

	TOTAL UTILITIES	1,627,014

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $58,688,485)	72,656,161

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 8.6%
Repurchase Agreement - 8.6%
$6,833,000	Interest in $535,536,000 joint tri-party repurchase agreement dated 1/31/07 with Deutsche Bank Securities Inc., 5.260% due 2/1/07; Proceeds at maturity - $6,833,998; (Fully collateralized by various U.S. government agency obligations, 0.000% to 14.299% due 11/25/31 to 2/25/37; Market value - $6,969,647) (Cost - $6,833,000)	$6,833,000

	TOTAL INVESTMENTS - 100.6% (Cost - $65,521,485#)	79,489,161
	Liabilities in Excess of Other Assets - (0.6)%	(457,584)

	TOTAL NET ASSETS - 100.0%	$79,031,577

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR— American Depositary Receipt

SPDR— Standard & Poor’s Depositary Receipts

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 12.8%
Hotels, Restaurants & Leisure - 3.6%
39,340	McDonald’s Corp.	$1,744,729
13,000	Station Casinos Inc.	1,081,600

	Total Hotels, Restaurants & Leisure	2,826,329

Household Durables - 2.3%
53,700	Toll Brothers Inc.*	1,816,671

Media - 4.8%
20,900	EchoStar Communications Corp., Class A Shares*	843,106
64,520	News Corp., Class B Shares	1,577,514
62,600	Time Warner Inc.	1,369,062

	Total Media	3,789,682

Specialty Retail - 2.1%
21,700	Best Buy Co. Inc.	1,093,680
22,300	Staples Inc.	573,556

	Total Specialty Retail	1,667,236

	TOTAL CONSUMER DISCRETIONARY	10,099,918

CONSUMER STAPLES - 6.5%
Beverages - 1.8%
21,210	PepsiCo Inc.	1,383,740

Food & Staples Retailing - 1.3%
21,400	Wal-Mart Stores Inc.	1,020,566

Food Products - 2.2%
15,860	Kellogg Co.	781,422
24,850	McCormick & Co. Inc., Non Voting Shares	970,144

	Total Food Products	1,751,566

Household Products - 1.2%
15,140	Procter & Gamble Co.	982,132

	TOTAL CONSUMER STAPLES	5,138,004

ENERGY - 7.3%
Oil, Gas & Consumable Fuels - 7.3%
11,836	ConocoPhillips	786,029
32,220	Exxon Mobil Corp.	2,387,502
9,980	Suncor Energy Inc.	742,013
27,300	Total SA, ADR	1,857,765

	TOTAL ENERGY	5,773,309

FINANCIALS - 22.3%
Capital Markets - 4.1%
6,490	Goldman Sachs Group Inc.	1,376,919
19,820	Merrill Lynch & Co. Inc.	1,854,359

	Total Capital Markets	3,231,278

Commercial Banks - 2.8%
62,480	Wells Fargo & Co.	2,244,282

Consumer Finance - 3.7%
26,410	American Express Co.	1,537,590
17,670	Capital One Financial Corp.	1,420,668

	Total Consumer Finance	2,958,258

Diversified Financial Services - 4.7%
30,136	Bank of America Corp.	1,584,551
42,848	JPMorgan Chase & Co.	2,182,249

	Total Diversified Financial Services	3,766,800

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
FINANCIALS - 22.3% (continued)
Insurance - 5.0%
30,370	AFLAC Inc.	$1,445,915
8	Berkshire Hathaway Inc., Class A Shares*	880,400
14,920	Chubb Corp.	776,437
28,000	Marsh & McLennan Cos. Inc.	826,000

	Total Insurance	3,928,752

Thrifts & Mortgage Finance - 2.0%
12,200	Freddie Mac	792,146
56,100	Hudson City Bancorp Inc.	772,497

	Total Thrifts & Mortgage Finance	1,564,643

	TOTAL FINANCIALS	17,694,013

HEALTH CARE - 9.6%
Health Care Providers & Services - 2.3%
14,755	Coventry Health Care Inc.*	760,620
19,900	UnitedHealth Group Inc.	1,039,974

	Total Health Care Providers & Services	1,800,594

Pharmaceuticals - 7.3%
59,900	Elan Corp. PLC, ADR*	745,755
29,700	Sanofi-Aventis, ADR	1,309,176
78,700	Schering-Plough Corp.	1,967,500
36,400	Wyeth	1,798,524

	Total Pharmaceuticals	5,820,955

	TOTAL HEALTH CARE	7,621,549

INDUSTRIALS - 11.5%
Aerospace & Defense - 2.1%
19,400	Honeywell International Inc.	886,386
44,200	Orbital Sciences Corp.*	754,052

	Total Aerospace & Defense	1,640,438

Building Products - 2.2%
55,300	Masco Corp.	1,769,047

Industrial Conglomerates - 5.7%
88,200	General Electric Co.	3,179,610
14,380	Textron Inc.	1,339,784

	Total Industrial Conglomerates	4,519,394

Machinery - 1.5%
3,100	Caterpillar Inc.	197,834
12,000	Parker Hannifin Corp.	993,120

	Total Machinery	1,190,954

	TOTAL INDUSTRIALS	9,119,833

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 9.2%
69,500	Cisco Systems Inc.*	1,848,005
52,500	Juniper Networks Inc.*	951,300
106,484	Motorola Inc.	2,113,708
63,800	QUALCOMM Inc.	2,402,708

	Total Communications Equipment	7,315,721

Electronic Equipment & Instruments - 1.2%
27,270	Dolby Laboratories Inc., Class A Shares*	913,545

IT Services - 1.1%
21,400	Paychex Inc.	856,214

Semiconductors & Semiconductor Equipment - 2.1%
43,100	ASML Holding NV, NY Registered Shares*	1,099,912

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 2.1% (continued)
18,300	Texas Instruments Inc.	$570,777

	Total Semiconductors & Semiconductor Equipment	1,670,689

Software - 5.6%
21,900	Adobe Systems Inc.*	851,253
14,560	Electronic Arts Inc.*	728,000
93,920	Microsoft Corp.	2,898,371

	Total Software	4,477,624

	TOTAL INFORMATION TECHNOLOGY	15,233,793

MATERIALS - 4.6%
Chemicals - 2.4%
27,400	E.I. du Pont de Nemours & Co.	1,357,944
13,300	Ecolab Inc.	583,870

	Total Chemicals	1,941,814

Metals & Mining - 2.2%
58,523	Barrick Gold Corp.	1,733,451

	TOTAL MATERIALS	3,675,265

TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
11,680	ALLTEL Corp.	715,867

UTILITIES - 2.7%
Multi-Utilities - 2.7%
37,500	Sempra Energy	2,151,750

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $62,261,416)	77,223,301

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.1%
Repurchase Agreement - 2.1%
$1,658,000	Interest in $535,536,000 joint tri-party repurchase agreement dated 1/31/07 with Deutsche Bank Securities Inc., 5.260% due 2/1/07; Proceeds at maturity - $1,658,242; (Fully collateralized by various U.S. government agency obligations 0.000% to 14.299% due 11/25/15 to 2/25/37; Market value - $1,691,160) (Cost - $1,658,000)	1,658,000

	TOTAL INVESTMENTS - 99.5% (Cost - $63,919,416#)	78,881,301
	Other Assets in Excess of Liabilities - 0.5%	404,348

	TOTAL NET ASSETS - 100.0%	$79,285,649

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS(a) - 8.8%
U.S. Government Agency - 0.8%
$1,000,000	Federal National Mortgage Association (FNMA), Notes, 3.114% due 2/17/09 (b)	$976,720

U.S. Government Obligation - 8.0%
200,000	U.S. Treasury Bonds, 9.000% due 11/15/18	272,406
	U.S. Treasury Notes:
1,500,000	3.625% due 4/30/07	1,495,079
7,680,000	3.500% due 5/31/07	7,642,207
30,000	5.000% due 7/31/08	30,013
280,000	4.625% due 11/15/16	275,756

	Total U.S. Government Obligations	9,715,461

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $10,749,617)	10,692,181

ASSET-BACKED SECURITIES(a)(b) - 16.7%
Credit Card - 0.4%
500,000	Capital One Multi-Asset Execution Trust, Series 2004-A2, Class A2, 5.410% due 1/17/12	501,426

Home Equity - 14.3%
899,293	Ace Securities Corp., Series 2006-GP1, Class A, 5.450% due 2/25/31	899,976
1,179,037	Bear Stearns Asset Backed Securities Inc., Series 2006-HE10, Class 1A1, 5.430% due 12/25/36	1,179,663
	Countrywide Home Equity Loan Trust:
997,301	Series 2004-0, Class 1A, 5.600% due 2/15/34	999,763
791,752	Series 2004-I, Class A, 5.610% due 2/15/34	794,146
969,568	Series 2006-E, Class 2A, 5.460% due 7/15/36	970,735
1,200,000	Fremont Home Loan Trust, Series 2006-B, Class 2A2, 5.420% due 8/25/36	1,200,901
	GMAC Mortgage Corp. Loan Trust:
1,200,000	Series 2006-HE1, Class A, 5.530% due 11/25/36	1,201,286
1,200,000	Series 2006-HE4, Class A1, 5.390% due 12/25/36	1,201,080
679,151	GSAMP Trust, Series 2006-S4, Class A1, 5.410% due 5/25/36	679,603
905,691	Indymac Seconds Asset Backed Trust, Series 2006-A, Class A, 5.450% due 6/25/36	906,254
1,200,000	Lehman Xs Trust, Series 2007-2N, Class 3A1, 5.410% due 2/25/37	1,200,000
	Morgan Stanley ABS Capital I:
281,433	Series 2005-WMC2, Class A1MZ, 5.570% due 2/25/35	281,685
541,801	Series 2005-WMC3, Class A1MZ, 5.580% due 3/25/35	542,262
614,111	Series 2005-WMC4, Class A1MZ, 5.580% due 4/25/35	615,012
815,407	Morgan Stanley Ixis Real Estate Capital Trust, Series 2006-1, Class 1A, 5.350% due 7/25/36	815,915
1,200,000	Morgan Stanley Mortgage Loan Trust, Series 2007-2AX, Class 2A1, 5.410% due 9/25/36	1,200,000
	SACO I Trust:
1,151,567	Series 2006-5, Class 1A, 5.470% due 4/25/36	1,152,385
861,882	Series 2006-6, Class A, 5.450% due 6/25/36	862,417
889,637	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 5.430% due 2/25/36 (c)	890,120

	Total Home Equity	17,593,203

Student Loan - 2.0%
	SLM Student Loan Trust:
1,200,000	Series 2006-10, Class A2, 5.370% due 10/25/17	1,200,000

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	SECURITY	VALUE
Student Loan - 2.0% (continued)
$1,200,000	Series 2006-5, Class A2, 5.350% due 7/25/17	$1,200,733

	Total Student Loan	2,400,733

	TOTAL ASSET-BACKED SECURITIES (Cost - $20,486,629)	20,495,362

COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 21.0%
	Banc of America Funding Corp.:
1,172,656	Series 2005-E, Class 8A1, 5.776% due 6/20/35 (b)	1,178,616
1,120,123	Series 2006-8T2, Class A2, 5.791% due 10/25/36	1,117,617
1,200,283	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A1, 5.480% due 12/25/36 (b)	1,200,043
	Countrywide Alternative Loan Trust:
1,118,835	Series 2005-24, Class 4A1, 5.550% due 7/20/35 (b)	1,121,834
	Series 2006-OA09:
1,102,856	Class 1A1, 5.520% due 7/20/46 (b)	1,100,414
1,100,761	Class 2A1B, 5.520% due 7/20/46 (b)	1,103,818
1,094,218	Series 2006-OA11, Class A4, 5.510% due 9/25/46 (b)	1,093,323
	Federal Home Loan Mortgage Corp. (FHLMC):
121,832	Series 2525, Class AM, 4.500% due 4/15/32	108,983
875,027	Series 2686, Class QI, PAC, IO, 5.500% due 1/15/23	20,626
857,385	Series 2780, Class SL, PAC, 6.000% due 4/15/34 (b)	847,652
1,105,436	Harborview Mortgage Loan Trust, Series 2006-13, Class A, 5.500% due 11/19/46 (b)	1,105,968
887,123	IMPAC Secured Assets Corp., Series 2005-2, Class A1, 5.640% due 3/25/36 (b)	890,403
1,460,000	JPMorgan Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.429% due 12/12/43	1,448,754
994,618	Luminent Mortgage Trust, Series 2006-4, Class A1A, 5.510% due 5/25/46 (b)	993,898
	MASTR Adjustable Rate Mortgage Trust:
816,768	Series 2004-1, Class 3A2, 4.294% due 2/25/34 (b)	805,403
187,801	Series 2004-15, Class 1A1, 4.605% due 12/25/34 (b)	188,701
	Morgan Stanley Mortgage Loan Trust:
759,228	Series 2006-4SL, Class A1, 5.470% due 3/25/36 (b)	759,886
802,851	Series 2006-8AR, Class 1A2, 5.390% due 6/25/36 (b)	803,020
950,166	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.510% due 9/25/46 (b)	951,164
1,198,603	Residential Accredit Loans Inc., Series 2006-QO10, Class A1, 5.480% due 1/25/37 (b)	1,198,603
	Structured Asset Mortgage Investments Inc.:
1,087,853	Series 2006-AR6, Class 1A1, 5.500% due 7/25/36 (b)	1,090,002
1,138,555	Series 2006-AR7, Class A1A, 5.530% due 8/25/36 (b)	1,141,467
	Thornburg Mortgage Securities Trust, Series 2006-3:
1,133,231	Class A2, 5.425% due 6/25/36 (b)	1,131,927
1,122,772	Class A3, 5.430% due 6/25/36 (b)	1,121,221
	Washington Mutual Inc.:
769,379	Series 2005-AR11, Class A1A, 5.640% due 8/25/45 (b)	771,798
817,557	Series 2005-AR17, Class A1A1, 5.590% due 12/25/45 (b)	820,391
691,871	Series 2005-AR19, Class A1A2, 5.610% due 12/25/45 (b)	694,543
953,545	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.450% due 8/25/36 (b)	952,966

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $25,772,888)	25,763,041

MORTGAGE-BACKED SECURITIES - 96.6%
FHLMC - 2.5%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
251,844	6.500% due 9/1/31 (a)	257,793

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	SECURITY	VALUE
FHLMC - 2.5% (continued)
$108,283	6.000% due 12/1/31 (a)	$109,154
279,689	5.000% due 8/1/33 (a)	269,398
2,600,000	5.000% due 2/12/37 (d)(e)	2,497,625

	TOTAL FHLMC	3,133,970

FNMA - 85.0%
	Federal National Mortgage Association (FNMA):
33,400,000	5.000% due 2/15/22-3/13/37 (d)(e)	32,229,829
32,200,000	5.500% due 2/15/22-2/12/37 (d)(e)	31,796,192
112,901	6.500% due 4/1/29-5/1/32 (a)	115,552
118,624	7.000% due 11/1/31 (a)	122,179
125,062	7.500% due 3/1/32-5/1/32 (a)	129,907
1,505,510	6.000% due 6/1/32-1/1/33 (a)	1,516,382
13,476,611	5.000% due 7/1/34 (a)	12,960,506
20,400,000	6.000% due 2/12/37 (d)(e)	20,476,500
4,800,000	6.500% due 2/12/37-3/13/37 (d)(e)	4,880,124

	TOTAL FNMA	104,227,171

GNMA - 9.1%
	Government National Mortgage Association (GNMA):
41,075	6.500% due 6/15/31 (a)	42,185
51,612	7.000% due 9/15/31 (a)	53,415
5,123,623	6.000% due 3/15/33 (a)	5,180,236
4,040,000	5.000% due 2/20/37 (d)(e)	3,901,125
700,000	6.000% due 2/20/37 (d)(e)	706,781
1,200,000	6.500% due 2/20/37 (d)(e)	1,227,750

	TOTAL GNMA	11,111,492

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $119,522,390)	118,472,633

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $176,531,524)	175,423,217

SHORT-TERM INVESTMENTS(a)(f) - 37.2%
U.S. Government Agency - 32.4%
39,800,000	Federal Home Loan Bank (FHLB), Discount Notes, 4.951% due 2/1/07 (Cost - $39,800,000)	39,800,000

U.S. Government Obligation - 4.8%
5,906,000	U.S. Treasury Bills, 5.109% due 4/19/07 (g) (Cost - $5,843,028)	5,843,219

	TOTAL SHORT-TERM INVESTMENTS (Cost - $45,643,028)	45,643,219

	TOTAL INVESTMENTS - 180.3% (Cost - $222,174,552#)	221,066,436
	Liabilities in Excess of Other Assets - (80.3)%	(98,448,582)

	TOTAL NET ASSETS - 100.0%	$122,617,854

(a)	All or a portion of this security is segregated for open futures contracts, TBA’s, and/or mortgage dollar rolls.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(e)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio, Legg Mason Partners Variable Dividend Strategy Portfolio, Legg Mason Partners Variable Growth and Income Portfolio and Legg Mason Partners Variable Government Portfolio (the “Funds”) are separate diversified investment funds of Legg Mason Partners Investment Series (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Legg Mason Partners Variable Government Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Legg Mason Partners Variable Government Portfolio enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the

Notes to Schedule of Investments (unaudited) (continued)

counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/depreciation
Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio	$10,367,126	$(1,013,997)	$9,353,129
Legg Mason Partners Variable Dividend Strategy Portfolio	14,255,795	(288,119)	13,967,676
Legg Mason Partners Variable Growth and Income Portfolio	15,837,774	(875,889)	14,961,885
Legg Mason Partners Variable Government Portfolio	75,112	(1,183,228)	(1,108,116)

At January 31, 2007, Legg Mason Partners Variable Government Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	80	9/07	$18,956,437	$18,949,000	$(7,437)
U.S. Treasury 2 Year Notes	161	3/07	32,934,899	32,778,594	(156,305)
U.S. Treasury Bond	11	3/07	1,252,852	1,211,375	(41,477)

					(205,219)

Contracts to Sell:
U.S. Treasury 5 Year Notes	51	3/07	5,382,886	5,331,094	51,792
U.S. Treasury 10 Year Notes	62	3/07	6,765,502	6,618,500	147,002

					198,794

Net Unrealized Loss on Open Futures Contracts					$(6,425)

At January 31, 2007, Legg Mason Partners Variable Government Portfolio had outstanding mortgage dollar rolls with a total cost of $128,378,785. During the period ended January 31, 2007, Legg Mason Partners Variable Government Portfolio entered into mortgage dollar roll transactions in the aggregate amount of $287,370,059. For the period ended January 31, 2007, Legg Mason Partners Variable Government Portfolio recorded interest income of $53,320 related to such mortgage rolls.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Series

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	March 29, 2007

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino Chief Financial Officer

Date: March 29, 2007